Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization and Any Impairments	Property and equipment is recorded at cost less accumulated amortization and any impairments. Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:
Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term
Property and equipment is recorded at cost less accumulated amortization and any impairments. Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:
Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term